COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 10:-   COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Group lease office space and motor vehicles through operating leases. The facilities of the Company and its subsidiaries are leased for periods ending February 2019. Future minimum lease commitments under non-cancelable operating leases as of December 31, 2015 are as follows:

Year ended December 31,	US $

2016	217
2017	74
2018	58
2019	10

359

Operating lease expenses for the years ended December 31, 2013, 2014 and 2015 were approximately $480, $379 and $411, respectively.

b.	Royalty commitments:

The Company is committed to pay royalties to the Office of the Chief Scientist ("OCS") of the Ministry of Industry, Trade and Labor of the Government of Israel on proceeds from sales of products resulting from the research and development projects in which the OCS participated. In the event that development of a specific product in which the OCS participated is successful, the Company will be obligated to repay the grants through royalty payments at the rate of 3% to 5% based on the sales of the Company, up to 100%-150% of the grants received linked to the dollar. Grants received after January 1999 is subject to interest at a rate equal to the 12 month LIBOR rate. The obligation to pay these royalties is contingent upon actual sales of the products and, in the absence of such sales, no payment is required.

As of December 31, 2015, the Company had a contingent liability to pay royalties in the amount of approximately $8,552 plus interest for grants received after January 1999.

The Company has paid or accrued royalties in its cost of revenues relating to the repayment of such OCS grants in the amount of $136, $103 and $115 for the years ended December 31, 2013, 2014 and 2015, respectively.

c.	Claims and demands:

	1.	Claims related to discontinued operations:

The Company is a party to various tax claims that arose in TABS Brazil. Accordingly, the Company recorded a provision of approximately $12 in respect of such claims in accordance with ASC 450, "Contingencies", based on the opinion of Company's management.

In August 2007, TABS Brazil was ordered by the Labor Law Court in Brazil to pay approximately $43 to one of its former employees. Such amount bears a 1% interest rate per month from the date that the claim was filed. The Company recorded a provision in its financial statements for the total amount of the claim. As of December 31, 2015 total claims related to discontinued operations amounted to $105.

	2.	The Israeli Government, through the Fund for Encouragement of Marketing Activities, awarded C. Mer Industries Ltd. (“C. Mer”), a related party of the Company grants for participation in foreign marketing expenses, partially related to the Company's marketing activities for the years 1996 - 1998. During 2012, the Company received through an affiliated company a demand with respect to the reimbursement of above-mentioned grants. As of December 31, 2014 and 2015, the Company made a provision in the amount that was considered probable.

d.	Guarantees:

The Company provided a bank guarantee in the amount of $ 69 to secure its obligations under one of its lease agreements, as describe in more details in Note 4.